Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 11, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Hartford Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERAX
Hartford Emerging Markets Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERLX
Hartford Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERCX
Hartford Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERIX
Hartford Emerging Markets Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERRX
Hartford Emerging Markets Equity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERSX
Hartford Emerging Markets Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERTX
Hartford Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERVX
Hartford Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERYX
Hartford Emerging Markets Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERFX
Hartford Environmental Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOMX
Hartford Environmental Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOLX
Hartford Environmental Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEONX
Hartford Environmental Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOIX
Hartford Environmental Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEORX
Hartford Environmental Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOSX
Hartford Environmental Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOTX
Hartford Environmental Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOVX
Hartford Environmental Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOYX
Hartford Environmental Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOFX
Hartford Global Impact Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXAX
Hartford Global Impact Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXLX
Hartford Global Impact Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXCX
Hartford Global Impact Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXIX
Hartford Global Impact Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXRX
Hartford Global Impact Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXSX
Hartford Global Impact Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXTX
Hartford Global Impact Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXVX
Hartford Global Impact Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXYX
Hartford Global Impact Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGXFX
Hartford International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVAX
Hartford International Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVLX
Hartford International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVCX
Hartford International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVIX
Hartford International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVRX
Hartford International Equity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVSX
Hartford International Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVTX
Hartford International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVVX
Hartford International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVYX
Hartford International Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVFX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCAX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCLX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCTX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCUX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCYX
THE HARTFORD INTERNATIONAL GROWTH FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCFX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOAX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOLX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOCX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOIX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHORX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOSX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOVX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOYX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOFX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSAX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSLX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSCX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSJX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSRX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSSX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSTX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSYX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSFX
The Hartford International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILAX
The Hartford International Value Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILLX
The Hartford International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILCX
The Hartford International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILIX
The Hartford International Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILRX
The Hartford International Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILSX
The Hartford International Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILTX
The Hartford International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILYX
The Hartford International Value Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILDX